As filed with the Securities and Exchange Commission on October 27, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04262

                        AMERICAN PENSION INVESTORS TRUST
                        --------------------------------
             (Exact Name of the Registrant as Specified in Charter)

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                    (Names and address of agent for service)

                                   Copies to:
                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: May 31, 2005

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

API TRUST EFFICENT FRONTIER
CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005

                                                       SHARES         VALUE
MUTUAL FUNDS  - 28.3%

FIXED INCOME FUNDS - 1.9%
Oppenheimer Strategic Income Fund                      92,451       $ 401,236
                                                                --------------
FLEXIBLE PORTFOLIO FUNDS - 4.3%
Alger Balanced Fund                                    45,285         931,504
                                                                --------------
MONEY MARKET FUNDS - 3.0%
Government Obligations Fund                           656,620         656,620
                                                                --------------
LARGE CAP CORE FUNDS - 6.0%
Rydex Dynamic Titan 500 Fund                           34,196       1,303,214
                                                                --------------
MULTI CAP CORE FUNDS - 5.2%
Rydex Mekros Fund                                      36,166       1,118,252
                                                                --------------
MULTI CAP GROWTH FUNDS - 6.0%
Rydex Dynamic Velocity 100 Fund                        62,022       1,290,682
                                                                --------------
REAL ESTATE FUNDS - 1.9%
CGM Realty Fund                                        11,819         412,249
                                                                --------------
     Total Mutual Funds (cost $5,996,875)                           6,113,757
                                                                --------------

COMMON STOCKS - 18.6%

BANKS - 3.5%
Citi Group                                              9,000         393,930
J.P. Morgan Chase & Co.                                11,000         372,790
                                                                --------------
                                                                      766,720
                                                                --------------
BASIC MATERIALS/CHEMICALS -1.6%
du Pont (E.I.) de Nemours & Co.                         9,000         356,130
                                                                --------------
ELECTRICAL EQUIPMENT -1.7%
General Electric Co.                                   11,000         369,710
                                                                --------------
DRUGS - 3.2%
Merck & Co., Inc.                                      12,000         338,760
Pfizer, Inc.                                           14,000         356,580
                                                                --------------
                                                                      695,340
                                                                --------------
FOOD PRODUCTS - 3.0%
ConAgra Foods, Inc.                                    28,000         639,240
                                                                --------------
TOBACCO - 2.0%
Altria                                                  6,000         424,200
                                                                --------------
UTILITIES - TELECOMMUNICATIONS - 3.6%
SBC Communications                                     17,000         409,360
Verizon Communications                                 11,000         359,810
                                                                --------------
                                                                      769,170
                                                                --------------
     Total Common Stocks (cost $4,302,674)                          4,020,510
                                                                --------------
CLOSED END FUNDS - 5.8%

ACM Income Fund, Inc.                                  49,000         410,130
John Hancock Premium Dividend Trust II                 20,000         237,000
Latin American Discovery Fund                          26,500         599,960
                                                                --------------
     Total Closed End Funds (cost $957,868)                         1,247,090
                                                                --------------

EXCHANGE TRADED FUNDS - 47.3%

Asia 50 ADR Index                                       6,000         430,026
i Shares Cohen & Steers Realty Major                    8,000         591,040
i Shares Dow Jones Select Dividend Index               16,000       1,006,080
i Shares Dow Jones U.S. Utilities Index                10,000         794,400
i Shares Lehman 7-10 Year Treasury Bond Fund            4,500         387,855
i Shares Lehman Aggregate Bond Fund                     5,000         514,000
i Shares MSCI Brazil                                   18,000         505,620
i Shares MSCI Canada                                   23,500         479,400
i Shares MSCI Pacific Ex-Japan                          4,500         444,555
i Shares MSCI Taiwan                                   35,000         411,250
i Shares Russell Midcap Value Index                     3,500         428,960
i Shares S&P 100 Index                                  9,000         504,270
i Shares S&P 1500 Index                                 4,000         433,200
i Shares S&P Global Energy Sector                       5,000         484,150
i Shares S&P Latin America 40                           5,000         520,500
i Shares S&P Midcap 400                                 6,000         428,160
i Shares S&P SmallCap 600                               7,500         431,250
i Shares S&P/TOPIX 150                                  5,000         475,100
PowerShares High Yield Equity Dividend Trust           63,000         963,270
                                                                --------------
     Total Exchange Traded Funds (cost $8,987,544)                 10,233,086
                                                                --------------

TOTAL INVESTMENTS - 100.0% (COST $20,244,961)                      21,614,443

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%                         (5,736)
                                                                --------------

     NET ASSETS                                                  $ 21,608,707
                                                                ==============

API TRUST EFFICENT FRONTIER
GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005

                                                       SHARES         VALUE
MUTUAL FUNDS  - 73.2%

CHINA REGION FUNDS - 2.8%
Matthews China Fund                                   104,409     $ 1,542,125
                                                                --------------
EMERGING MARKETS FUNDS - 4.4%
Third Millennium Russia Fund                           35,659       1,619,634
Vontobel Eastern Europe Equity Fund                    34,540         765,396
                                                                --------------
                                                                    2,385,030
                                                                --------------
GLOBAL FUNDS - 5.7%
CSI Equity Fund                                        61,585         955,792
Oakmark Global Fund                                    93,953       2,168,426
                                                                --------------
                                                                    3,124,218
                                                                --------------
INTERNATIONAL FUNDS - 4.7%
Oakmark International Small Cap Fund                  114,409       2,565,050
                                                                --------------
JAPANESE FUNDS - 2.5%
Matthews Japan Fund                                    83,763       1,352,780
                                                                --------------
LARGE CAP CORE FUNDS - 6.1%
Legg Mason Value Trust                                 21,023       1,480,253
Rydex Dynamic Titan 500 Fund                           49,291       1,878,468
                                                                --------------
                                                                    3,358,721
                                                                --------------
LARGE CAP GROWTH FUNDS  - 5.5%
Alger Large Cap Growth Fund                           164,575       1,742,851
Rydex Large Cap Growth Fund                            50,587       1,265,682
                                                                --------------
                                                                    3,008,533
                                                                --------------
MID CAP GROWTH FUNDS - 5.4%
Alger Mid Cap Growth Fund                             179,383       1,698,758
Rydex Mid Cap Growth Fund                              44,563       1,274,955
                                                                --------------
                                                                    2,973,713
                                                                --------------
MONEY MARKET FUNDS - 1.5%
Government Obligations Fund                           796,973         796,973
                                                                --------------
MULTI CAP GROWTH FUNDS - 17.1%
Alger Capital Appreciation Fund                       189,728       1,737,910
Legg Mason Opportunity Trust                           90,195       1,465,670
Rydex Dynamic Velocity 100 Fund                       293,435       6,106,389
                                                                --------------
                                                                    9,309,969
                                                                --------------
PACIFIC REGION FUNDS - 6.2%
Matthews Korea Fund                                   328,819       1,617,788
Matthews Pacific Tiger Fund                           101,064       1,760,535
                                                                --------------
                                                                    3,378,323
                                                                --------------
SMALL CAP GROWTH FUND - 11.3%
Alger Small Cap Growth Fund                           352,972       1,835,452
Rydex Small Cap Growth Fund                            42,633       1,286,664
TrendStar Small Cap Fund                              116,175       1,421,984
Turner Small Cap Growth Fund                           65,349       1,594,523
                                                                --------------
                                                                    6,138,623
                                                                --------------
      Total Mutual Funds (cost $32,033,478)                        39,934,058
                                                                --------------

COMMON STOCKS - 27.0%

AEROSPACE/DEFENSE - 0.9%
Esterline Technologies Corp.                           11,000         480,150
                                                                --------------
AUTO/TRUCK - 1.1%
CarMax, Inc.                                           19,000         605,340
                                                                --------------
BANKS - 0.9%
Bank of America Corp.                                  11,000         473,330
                                                                --------------
BEVERAGES - 0.9%
PepsiCo, Inc.                                           9,000         493,650
                                                                --------------
CASINOS - 0.8%
Carnival Corporation                                    9,000         444,060
                                                                --------------
COMMUNICATIONS - 1.4%
CommScope, Inc.                                        40,000         748,000
                                                                --------------
COMPUTERS -2.7%
Autodesk, Inc.                                         21,000         907,200
Palm, Inc.                                             17,000         581,060
                                                                --------------
                                                                    1,488,260
                                                                --------------
DRUG STORES - 0.9%
CVS Corp.                                              17,000         499,290
                                                                --------------
FOOD DISTRIBUTORS - 0.9%
Nash Finch Company                                     12,000         504,000
                                                                --------------
HOME CONSTRUCTION/MANUFACTURING - 1.4%
Lennar Corporation                                     12,000         745,200
                                                                --------------
HOSPITAL/MEDICAL CARE - 0.9%
UnitedHealth Group, Inc.                                9,000         463,500
                                                                --------------
HOUSEHOLD PRODUCTS/SERVICES - 0.8%
Bed Bath & Beyond, Inc.                                11,000         446,050
                                                                --------------
INDUSTRIAL SERVICES - 1.1%
Verisign, Inc.                                         28,000         610,400
                                                                --------------
INSTRUMENTS AND CONTROLS - 1.6%
Garmin Ltd.                                            15,200         880,080
                                                                --------------
INSURANCE - 2.9%
ACE Limited                                            11,000         488,510
CIGNA Corporation                                       5,000         576,600
MetLife, Inc.                                          10,000         489,800
                                                                --------------
                                                                    1,554,910
                                                                --------------
MACHINE/TOOL - 0.9%
Actuant Corporation                                    11,000         466,400
                                                                --------------
MEDIA - TV/NEWSPAPER - 1.1%
Expedia, Inc.                                          13,000         289,380
IAC InterActiveCorp                                    13,000         319,150
                                                                --------------
                                                                      608,530
                                                                --------------
MEDICAL INSTRUMENTS/SUPPLIES - 1.2%
PolyMedica Corporation                                 18,000         643,500
                                                                --------------
POLUTION CONTROL - 0.9%
Casella Waste Systems, Inc.                            38,000         503,120
                                                                --------------
PUBLISHING - 0.9%
John Wiley & Sons                                      11,000         480,150
                                                                --------------
RETAILERS - SPECIALTY - 1.3%
Tractor Supply Co.                                     14,000         720,440
                                                                --------------
SECURITIES BROKERS - 1.5%

Legg Mason, Inc.                                        8,000         836,240
                                                                --------------

     Total Common Stocks (cost $12,454,616)                        14,694,600
                                                                --------------

TOTAL INVESTMENTS - 100.2% (COST $44,488,094)                      54,628,658

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                       (106,328)
                                                                --------------

     NET ASSETS                                                  $ 54,522,330
                                                                ==============

API TRUST EFFICENT FRONTIER
INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005

                                                  PRINCIPAL/SHARES    VALUE
CORPORATE BONDS - 57.7%

AUTOS/AUTO PARTS & ACCESSORIES - 13.2%
Daimler Chrysler North America Holding Corp.,
 7.2%, due 9/1/2009                                 $ 500,000       $ 540,242
Dana Corp., 6.5%, due 3/15/2008                       500,000         498,088
Ford Motor Company, 7.25%, due 10/1/2008              200,000         197,394
Lear Corp., 8.11%, due 5/15/2009                      500,000         521,090
                                                                --------------
                                                                    1,756,814
                                                                --------------
BANKS/SAVINGS & LOANS - 7.6%
Washington Mutual, Inc., 4.375%, due 1/15/2008        500,000         499,922
U S Bank NA, 5.7%, due 12/15/2008                     500,000         520,079
                                                                --------------
                                                                    1,020,001
                                                                --------------
COMPUTER/HARDWARE - 3.8%
IBM Corp., 4.25%, due 9/15/2009                       500,000         500,362
                                                                --------------
FINANCIAL SERVICES - 9.2%
General Motors Acceptance Corp., 6.125%,
 due 8/28/2007                                        500,000         496,829
General Motors Acceptance Corp., 6.1%,
 due 2/27/2008                                        200,000         191,988
International Lease Finance Corp., 6.375%,
 due 3/15/2009                                        500,000         530,283
                                                                --------------
                                                                    1,219,100
                                                                --------------
HOUSEHOLD PRODUCTS - 3.8%
Proctor & Gamble Co., 4.3%, due 8/15/2008             500,000         502,143
                                                                --------------
OIL & GAS EXPLORATION/PRODUCTION - 4.1%
Pemex Proj. Fdg. Master Trust, 7.875%,
 due 2/1/2009                                         500,000         546,500
                                                                --------------
RETAIL - DEPARTMENT STORES - 4.1%
Wal-Mart Stores, 6.875%, due 8/10/2009                500,000         545,786
                                                                --------------
SECURITIES BROKERS - 11.9%
Goldman Sachs Group, 6.65%, due 5/15/2009             500,000         536,747
Lehman Brothers, Inc., 7.375%, due 1/15/2007          500,000         518,895
Merrill Lynch & Co., 6.0%, due 2/17/2009              500,000         525,255
                                                                --------------
                                                                    1,580,897
                                                                --------------
     Total Corporate Bonds (cost $7,699,997)                        7,671,603
                                                                --------------

CLOSED END FUNDS - 14.8%

Alliance World II                                      16,000         197,920
Blackrock Core Bond Trust                              13,000         189,410
Corporate High Yield                                   22,000         192,940
Hartford Income Shares Fund                            25,000         195,000
Neuberger Berman Income Opportunity                    13,000         195,260
Pioneer High Income Trust                              12,000         204,600
Preferred Income Strategies                             9,000         203,760
RMK Strategic Income Fund                              12,000         199,200
Scudder Multi Markets Trust                            20,000         201,400
Scudder Strategic Income Trust                         13,000         188,500
                                                                --------------
     Total Closed End Funds (cost $1,989,878)                       1,967,990
                                                                --------------

EXCHANGE TRADED FUNDS - 19.0%

i Shares Lehman 1-3 Year Treasury Bond Fund             6,000         486,600
i Shares Lehman 2 Year Treasury Bond Fund               5,000         479,650
i Shares Lehman 7-10 Year Treasury Bond Fund            6,000         517,140
i Shares Lehman Aggregate Bond Fund                     5,000         514,000
i Shares Lehman TIPS Bond Fund                          5,000         529,250
                                                                --------------
     Total Exchange Traded Funds (cost $2,499,620)                  2,526,640
                                                                --------------

MUTUAL FUNDS  - 7.8%

Government Obligations Fund                         1,035,758       1,035,758
                                                                --------------
     Total Mutual Funds (cost $1,035,758)                           1,035,758
                                                                --------------

TOTAL INVESTMENTS - 99.3% (COST $13,225,253)                       13,201,991

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                           97,379
                                                                --------------

     NET ASSETS                                                  $ 13,299,370
                                                                ==============

API TRUST EFFICENT FRONTIER
MULTIPLE INDEX FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005

                                                      SHARES          VALUE
MUTUAL FUNDS  - 37.6%

FINANCIAL SECTOR FUNDS - 3.4%
Rydex Financial Services Fund                           86,133     $ 1,012,059
                                                                 --------------
HEALTH/BIOTECHNOLOGY FUNDS - 6.8%
Rydex Healthcare Fund                                  147,275       2,041,237
                                                                 --------------
MONEY MARKET FUNDS - 6.1%
Government Obligations Fund                          1,810,074       1,810,074
                                                                 --------------
MULTI CAP CORE FUNDS - 7.3%
Rydex Core Equity Fund                                 135,908       2,169,092
                                                                 --------------
MULTI CAP GROWTH FUNDS - 14.0%
Rydex Dynamic Velocity 100 Fund                        200,650       4,175,533
                                                                 --------------

     Total Mutual Funds (cost $10,976,190)                          11,207,995
                                                                 --------------

EXCHANGE TRADED FUNDS - 66.8%

Diamonds Trust Series                                   10,000       1,048,500
India Fund                                              18,000         653,400
i Shares Dow Jones U.S. Financial Sector                 8,000         757,680
i Shares Goldman Sachs Networking                       28,500         865,260
i Shares Goldman Sachs Semiconductor                    10,000         589,500
i Shares Goldman Sachs Software                         19,000         756,390
i Shares MSCI - Austria                                 25,000         672,500
i Shares MSCI - Brazil                                  27,000         758,430
i Shares MSCI Emerging Markets                          13,500       1,054,620
i Shares MSCI - Hong Kong                               90,000       1,175,400
i Shares MSCI - Japan                                   75,000         834,750
i Shares MSCI - Mexico                                  24,000         701,760
i Shares MSCI - Singapore                              118,000         923,940
i Shares MSCI - Spain                                   15,000         539,100
i Shares MSCI - Sweden                                  25,000         544,250
i Shares MSCI - Taiwan                                  61,000         716,750
i Shares MSCI - United Kingdom                          27,000         508,140
i Shares Russell 1000 Index                             21,000       1,394,190
i Shares Russell Mid Cap Index                           6,000         513,840
i Shares S&P Latin America 40                           22,000       2,290,200
Japan Smaller Capitalization                            47,000         634,500
SPDR - S&P Mid Cap 400 Index                            15,000       1,955,850
                                                                 --------------

     Total Exchange Traded Funds (cost $15,914,999)                 19,888,950
                                                                 --------------

TOTAL INVESTMENTS - 104.4% (COST $26,891,189)                       31,096,945

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                      (1,321,009)
                                                                 --------------

     NET ASSETS                                                   $ 29,775,936
                                                                 ==============

API TRUST EFFICENT FRONTIER
VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2005

                                                       SHARES         VALUE
COMMON STOCKS - 62.8%

AEROSPACE/DEFENSE - 2.4%
Boeing Company                                         12,000       $ 804,240
                                                                --------------
BANKS - 8.5%
Bank of America Corp.                                  14,000         602,420
Citi Group                                             11,000         481,470
Hudson United Bancorp                                  14,000       1,225,250
Wachovia Corp.                                         11,500         570,630
                                                                --------------
                                                                    2,879,770
                                                                --------------
COAL PRODUCERS - 3.4%
Westmoreland Coal                                      49,000       1,153,950
                                                                --------------
DIVERSIFIED TECHNOLOGY - 1.4%
Tyco International Limited                             17,500         487,025
                                                                --------------
DRUG STORES - 2.2%
CVS Corp.                                              26,000         763,620
                                                                --------------
ENERGY - 4.7%
Headwaters, Inc.                                       19,000         731,500
Kerr McGee Corp.                                       10,000         880,300
                                                                --------------
                                                                    1,611,800
                                                                --------------
FINANCIAL SERVICES - 10.4%
American Express Co.                                    9,500         524,780
Capital One Financial                                   8,000         657,920
Chicago Mercantile Exchange Holdings                    3,500         971,600
CIT Group                                              15,000         679,200
Moody's Corp.                                          14,000         687,540
                                                                --------------
                                                                    3,521,040
                                                                --------------
HEAVY MACHINERY/EQUIPMENT - 3.7%
Cummins, Inc.                                          14,000       1,210,580
                                                                --------------
HOME CONSTRUCTION - 2.8%
Beazer Homes USA                                       15,000         936,600
                                                                --------------
HOSPITAL/MEDICAL CARE - 5.3%
United Health Group                                    16,000         824,000
WellPoint, Inc.                                        13,000         965,250
                                                                --------------
                                                                    1,789,250
                                                                --------------
INSURANCE - 1.5%
Erie Indemnity Co.                                     10,000         521,400
                                                                --------------
MEDIA - TV/NEWSPAPER - 1.4%
Discovery Holdings Co. Class A                          5,000          75,700
Liberty Media                                          50,000         415,500
                                                                --------------
                                                                      491,200
                                                                --------------
SECURITIES BROKERS - 7.0%
Bear Stearns Cos., Inc.                                 7,000         703,500
Legg Mason Inc.                                         9,000         940,770
Lehman Brothers Holdings Inc.                           7,000         739,620
                                                                --------------
                                                                    2,383,890
                                                                --------------

TRANSPORTATION - 4.8%
Norfolk Southern Corp.                                 17,000         605,370
Overseas Shipholding                                   17,000       1,039,550
                                                                --------------
                                                                    1,644,920
                                                                --------------
PACKAGING/CONTAINERS - 3.4%
Silgan Holdings, Inc.                                  19,000       1,144,180
                                                                --------------
     Total Common Stocks (cost $13,165,968)                        21,343,465
                                                                --------------


MUTUAL FUNDS  - 28.0%

LARGE CAP CORE FUNDS - 8.8%
Rydex Dynamic Titan 500 Fund                           78,763       3,001,647
                                                                --------------
LARGE CAP VALUE FUNDS - 3.0%
Rydex Large Cap Value Fund                             36,496       1,008,394
                                                                --------------
MID CAP VALUE FUNDS - 3.0%
Rydex Mid Cap Value Fund                               33,852       1,012,525
                                                                --------------
MONEY MARKET FUNDS - 1.5%
Government Obligations Fund                           512,533         512,533
                                                                --------------
MULTI CAP GROWTH FUNDS - 8.4%
Rydex Dynamic Velocity 100 Fund                       137,590       2,863,255
                                                                --------------
SMALL CAP VALUE FUNDS - 3.3%
Rydex Small Cap Value Fund                             36,954       1,115,654
                                                                --------------
     Total Mutual Funds (cost $9,402,977)                           9,514,008
                                                                --------------

EXCHANGE TRADED FUNDS - 9.2%

i Shares Russell 1000 Value                             9,000         615,150
i Shares Russell 2000 Value                             9,000         597,870
i Shares S&P Mid Cap 400 Barra Value                   10,000         695,700
i Shares S&P Value                                      9,000         573,480
i Shares Small Cap 600                                 10,000         640,300
                                                                --------------
     Total Exchange Traded Funds (cost $2,039,875)                  3,122,500
                                                                --------------

TOTAL INVESTMENTS - 100.1% (COST $24,608,820)                      33,979,973

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                        (29,762)
                                                                --------------

     NET ASSETS                                                  $ 33,950,211
                                                                ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust


By: /s/ David D. Basten
    ------------------------
    David D. Basten
    President

Date:  October 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ David D. Basten
    ------------------------
    David D. Basten
    President

Date:  October 26, 2005



By: /s/ Charles D. Foster
    ------------------------
    Charles D. Foster
    Chief Financial Officer

Date:  October 26, 2005